Revenue - Disclosure of revenue by type, collaboration and product (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,155	$ 925	$ 2,051	$ 1,640
DARZALEX
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	744	638	1,306	1,088
Kesimpta
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	143	108	259	198
TEPEZZA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	31	20	57	45
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	48	23	86	47
J&J
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	783	656	1,375	1,137
Roche
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	31	21	57	46
Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	144	109	261	200
BioNTech
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4	11	4	30
Pfizer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	23	22	39	41
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	25	5	54	10
Royalties
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	966	789	1,708	1,378
Net product sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	145	101	261	176
Reimbursement revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	12	13	20	36
Milestone revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10	1	26	13
Collaboration revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	22	21	36	37
Excluding net product sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,010	$ 824	$ 1,790	$ 1,464